Short-Term Borrowings And Long-Term Debt (Schedule Of Long Term Debt) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Long-term debt by maturity:
2014	¥ 1,637,469
2015	1,458,627
2016	1,178,946
2017	871,192
2018	1,012,967
2019 and thereafter	6,023,157
Total	12,182,358	12,593,062
MUFG [Member]
Long-term debt by maturity:
2014	17
2015	15
2016	8
2017	5
2018	2
2019 and thereafter	384,119
Total	384,166	383,931
BTMU [Member]
Long-term debt by maturity:
2014	1,060,289
2015	1,068,006
2016	873,692
2017	561,434
2018	730,544
2019 and thereafter	4,334,099
Total	8,628,064	9,236,942
Other Subsidiaries [Member]
Long-term debt by maturity:
2014	577,163
2015	390,606
2016	305,246
2017	309,753
2018	282,421
2019 and thereafter	1,304,939
Total	¥ 3,170,128